Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Income	$ (4,829,170)	$ 446,635
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	290,151	1,038,762
Depreciation and amortization	375,010	129,203
Amortization of operating lease right-of-use assets	91,984
Deferred tax benefit	(72,538)	39,388
Non-cash lease expense		(1,105)
Loss from disposal of property and equipment		(262,545)
Changes in assets and liabilities:
Accounts receivable	99,751	(2,093,244)
Advance to suppliers	(1,518,385)	(4,452,160)
Deferred COGS	(319,884)
Amounts due from related parties	(1,369,415)
Prepaid expenses and other current assets	(541,764)	2,111,735
Long-term deferred expenses	(19,264)
Other non-current assets	(573)	(740,197)
Accounts payable	1,238,772	(661,891)
Deferred revenue	715,885	(1,254,973)
Taxes payable	197,279	311,741
Accrued liabilities and other payables	72,710	184,880
Due to a related party	(128,679)	(225,000)
Operating lease liability	(69,071)	(56,372)
Net cash provided by (used in) operating activities	(5,787,201)	(5,485,143)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,467,243)	(74,411)
Purchase of intangible assets	(105,000)
deposits for long-term assets	(3,747,384)
Investment (redemption) of long-term investment	566,318
Investment (redemption) of short-term investment	(2,703,869)
Net cash (used in) provided by investing activities	(7,457,178)	(74,411)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	2,149,339	1,569,218
Repayments of short-term bank loans	(1,490,208)	(2,981,515)
Proceeds from long-term bank loans		(351,740)
Repayments of long-term bank loans	(171,947)
Contribution from shareholders	309,370	34,069,438
Payment for deferred offering costs		82,440
Net cash provided by financing activities	796,554	32,387,841
Effect of exchange rate changes	(789,060)	362,729
Net increase (decrease) in cash	(13,236,885)	27,191,016
Cash at beginning of year	14,396,032	1,319,977
Cash at end of year	1,159,147	28,510,993
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	294,894	418,718
Interest expense paid	$ 114,685	$ 56,771